Note 27 - Financial Instruments	12 Months Ended
Jun. 30, 2020
Statement Line Items [Line Items]
Disclosure of financial instruments [text block]
2
7
.
Financial instruments

	As at June 30		As at March 31
(US dollars in thousands)	20 20	2019	2019	201 8
Financial assets at amortized cost
Trade and other receivables	8,587	8,144	7,971	7,392
Cash and cash equivalents	2,824	7,129	4,522	1,939
Restricted cash	1,013	632	1,319	-
Total	12,424	15,905	13,812	9,331

Financial l iabilities at amortized cost
Loans and borrowings	25,954	21,686	19,267	22,340
Trade and other payables	7,504	12,281	11,016	11,724
Total	33,458	33,967	30,283	34,064

The amounts disclosed in the above table for trade and other receivables and payables do not
agree to the amount reported in the Company's Consolidated Statement of Financial Position as they exclude prepaid expenses, payroll and sales tax payable, current tax receivables and contract assets and liabilities which do not
meet the definition of financial assets or liabilities.

(a) Financial risk management

The Group's principal financial instruments are bank balances, cash and medium-term loans. The main purpose of these financial instruments is to manage the Group's funding and liquidity requirements. The Group also has other financial instruments such as trade receivables and trade payables which arise directly from its operations.

The Group is exposed through its operations to the following financial risks:

●	Liquidity risk

●	Credit risk

●	Interest rate risk

●	Foreign currency risk

The Board of Directors has overall responsibility for the establishment and oversight of the Group's risk management framework. Policy for managing risks is set by the Chief Executive Officer and is implemented by the Group's finance department. All risks are managed centrally with a tight control of all financial matters.

(b) Liquidity risk

Liquidity risk is the risk that the Group will
not
be able to meet its financial obligations as they fall due. The Group considers that it has no
significant liquidity risk. The Group held unrestricted cash resources of
$2.8
million at
June 30, 2020 (
June 30, 2019:
$7.1
million;
March 31, 2019:
$4.5
million;
2018:
$1.9
million). The ratio of current assets to current liabilities at
June 30, 2020
is
1.04
(
June 30, 2019:
1.25;
March 31, 2019:
1.43;
2018:
1.03
). During the year ended
March 31, 2019,
the Group established a
$3.6
million debtor finance facility to support its working capital requirements, of which only
$0.5
million was drawn at
June 30, 2020 (
June 30, 2019:
$0.9
million;
March 31, 2019:
$0.8
million). In addition, the Group maintains near-term cash flow forecasts that enable it to identify its borrowings requirement so that remedial action can be taken if necessary.

Contractual maturities of financial liabilities, including interest payments, are as follows:

Year Ended June 30, 20 20 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	7,504	7,504	-	-	-
Borrowings	24,598	688	23,873	37	-
Lease liabilities	1,356	649	654	53	-
Total	33,458	8,841	24,527	90	-

Three Months Ended June 30, 2019 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	12,281	12,281	-	-	-
Borrowings	23,397	3,859	19,538	-	-
Lease liabilities	1,991	692	1,077	222	-
Total	37,669	16,832	20,615	222	-

Year Ended March 31, 2019 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	11,016	11,016	-	-	-
Borrowings	22,480	2,556	19,924	-	-
Lease liabilities	290	147	143	-	-
Total	33,786	13,719	20,067	-	-

Year Ended March 31, 2018 (US dollars in thousands)	Total	Less than 1 year	1-3 years	3-5 years	More than 5 years
Contractual maturity of financial liabilities
Trade and other payables (financial liabilities)	11,724	11,724	-	-	-
Borrowings	25,896	5,498	14,111	6,287	-
Lease liabilities	619	291	328	-	-
Total	38,239	17,513	14,439	6,287	-

(c) Credit risk

The primary risk arises from the Group's receivables from customers and contract assets. The majority of the Group's customers are long standing and have been a customer of the Group for many years. Losses have occurred infrequently. The Group is mainly exposed to credit risks from credit sales, but the Group has no
significant concentrations of credit risk and keeps the credit status of customers under review. Credit risks of customers of new customers are reviewed before entering into contracts. The debtor exposure is monitored by Group finance and the local entities review and report their exposure on a monthly basis.

The Group does
not
consider the exposure to the above risks to be significant and has therefore not
presented a sensitivity analysis on the identified risks.

The credit quality of debtors neither past due nor impaired is good. Refer to Note
17
for further analysis on trade receivables.

(d) Foreign currency risk

The Group operates internationally and is exposed to foreign exchange risk on sales and purchases that are denominated in currencies other than the respective functional currencies of the Group entities to which they relate, primarily with respect to GBP and USD, but also between USD and AUD.

The Group's investments in overseas subsidiaries are
not
hedged as those currency positions are either USD denominated and/or considered to be long-term in nature.

The Group is exposed to foreign exchange risk on the following balances at
June 30, 2020:

●	Cash and cash equivalents $2.3 million denominated in AUD and $0.1 million denominated in GBP.
●	Restricted cash $1.0 million denominated in AUD.
●	Trade and other receivables $12.3 million denominated in AUD and $0.2 million denominated in GBP.
●	Trade and other payables $10.6 million denominated in AUD and $1.5 million in GBP.
●	Borrowings $2.5 million denominated in AUD.
●	Provisions $2.0 million denominated in AUD and $1.1 million in GBP.

The non-current shareholder loan of
$23.4
million is denominated in USD, upon which there is
no
foreign currency risk.

(e) Interest rate risk

As a result of the related party loan agreement the Group is exposed to interest rate volatility. However, the interest rate is fixed for the medium term, therefore, the risk is largely mitigated for the near future. The Group will continue to monitor the movements in the wider global economy.